Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions				3 Months Ended		9 Months Ended
	Jul. 01, 2022 shares $ / shares	Jun. 30, 2021 $ / shares	Jun. 17, 2020 $ / shares shares	Sep. 30, 2022 EUR (€) shares	Sep. 30, 2021 EUR (€)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 EUR (€) shares	Sep. 30, 2021 EUR (€)	Dec. 31, 2021 shares
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	24,759	24,759	32,140			13,807	13,807	24,406
New awards granted in the period (in shares)	29,676
Liabilities from share-based payment transactions (in shares)	7,405		7,734
Number of other equity instruments outstanding (in shares)	3,537
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						237,800	237,800
New awards granted in the period (in shares)						1,135,518	1,135,518
Number of other equity instruments outstanding (in shares)				2,818,886		2,818,886	2,818,886		2,016,855
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $						$ 100,000
Expense from share-based payment transactions with employees | €				€ 0.1	€ 0.2		€ 0.5	€ 0.6
Shares issued, price per share (in dollars per share) | $ / shares	$ 20.22	$ 28.27	$ 21.78